SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial instruments required to be measure at fair value on recurring basis
December 31, 2024
	Level 1	Level 2	Level 3	Total
Marketable securities – trading securities
Commercial paper	$-	$-	$-	$-
Asset-backed securities	-	-	-	-
Corporate debt	-	-	-	-
U. S. Government instruments	-	-	-	-
	$-	$-	$-	$-
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Marketable securities – trading securities
Commercial paper	$-	$4,654	$-	$4,654
Asset-backed securities	-	974	-	974
Corporate debt	-	1,482	-	1,482
U. S. Government instruments	-	501	-	501
	$-	$7,611	$-	$7,611

Schedule of antidilutive securities excluded from the computation of earnings
	March 31,	March 31,
	2025	2024
Stock options	128,976	127,224
Warrants	23,315	39,891
	152,291	167,115

	December 31,	December 31,
	2024	2023
Stock options	128,976	86,549
Warrants	23,315	40,442
	152,291	126,991